Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Non-current assets:
Property, plant and equipment	$ 8,010	$ 9,187	[1]	$ 8,858	[1]
Intangible assets	37,984	25,312	[1]	16,696	[1]
Deposits and other receivables	2,311	588	[1]	401	[1]
Other non-current financial assets	357	386	[1]	335	[1]
Total non-current assets	48,662	35,473	[1]	26,290	[1]
Current assets:
Inventories	6,433	6,225	[1]	6,664	[1]
Trade receivables	13,622	17,277	[1]	8,390	[1]
Contract assets	789	371	[1]	1,587	[1]
Prepaid expenses	2,108	962	[1]	901	[1]
Other receivables	7,252	3,264	[1]	2,253	[1]
Research tax credit receivable	5,863	5,110	[1]	3,132	[1]
Short-term deposits	0	10,900	[1]	0	[1]
Cash and cash equivalents	4,835	7,574	[2]	14,098	[2]
Total current assets	40,902	51,683	[1]	37,025	[1]
Total assets	89,564	87,156	[1]	63,315	[1]
Equity (deficit):
Issued capital	3,687	3,269	[1]	2,403	[1]
Share premium	298,389	276,560	[1]	233,720	[1]
Other capital reserves	57,198	46,677	[1]	43,656	[1]
Accumulated deficit	(383,554)	(363,291)	[1]	(308,775)	[1]
Other components of equity	(26)	(21)	[1]	(231)	[1]
Total equity (deficit)	(24,306)	(36,806)	[1]	(29,227)	[1]
Non-current liabilities:
Government grant advances and loans	9,354	11,203	[1]	6,150	[1]
Venture debt	0	2,172	[1]	7,071	[1]
Lease liabilities	3,373	4,762	[1]	3,204	[1]
Provisions	2,137	1,554	[1]	1,571	[1]
Trade payables	964	851	[1]	1,139	[1]
Deferred tax liabilities	138	19	[1]	429	[1]
Contract liabilities	2,706	2,397	[1]	11,572	[1]
Total non-current liabilities	65,126	61,427	[1]	54,478	[1]
Current liabilities:
Trade payables	13,916	15,701	[1]	8,834	[1]
Venture debt	0	6,104	[1]	5,109	[1]
Current lease liabilities	1,247	1,014	[1]	900	[1]
Government grant advances and loans	6,206	3,867	[1]	1,472	[1]
Other current liabilities and provisions	9,180	8,476	[1]	4,540	[1]
Contract liabilities	8,677	13,145	[1]	5,812	[1]
Total current liabilities	48,744	62,535	[1]	38,064	[1]
Total equity and liabilities	89,564	87,156	[1]	63,315	[1]
Interest-bearing receivables financing
Current liabilities:
Interest-bearing financing of receivables	9,518	14,228	[1]	4,068	[1]
Convertible debt
Non-current liabilities:
Convertible debt	36,373	26,074	[1]	23,342	[1]
Convertible debt embedded derivative	10,081	12,395	[1]	0	[1]
Current liabilities:
Interest-bearing financing of receivables	$ 0	$ 0	[1]	$ 7,329	[1]

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2